Financial Assets and Financial Liabilities - Summary of Information About Fair Value Measurements Using Unobservable Inputs Liablities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value	₩ 6,506,776	₩ 6,770,554
Stock and index
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others
Fair value	₩ 45,370	₩ 159,769
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	60.16%
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Coefficient	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Stock and index | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	22.48%	0.57%
Correlation Coefficient	57.80%	58.46%
Stock and index | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities		58.87%
Correlation Coefficient	74.14%	100.00%
Derivative linked securities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others
Fair value	₩ 6,081,963	₩ 6,172,518
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Coefficient	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Derivative linked securities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	0.54%	0.51%
Correlation Coefficient	57.80%	58.46%
Derivative linked securities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	60.16%	65.13%
Correlation Coefficient	100.00%	100.00%
Others
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form
Fair value	₩ 379,443	₩ 438,267
Discount Rate Unobservable Inputs Liabilities	3.20%
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Correlation Coefficient		The higher the correlation coefficient, the higher the fair value fluctuation
Others | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	0.54%	0.51%
Discount Rate Unobservable Inputs Liabilities		3.70%
Correlation Coefficient	24.89%	26.22%
Others | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	23.36%	57.61%
Discount Rate Unobservable Inputs Liabilities		3.74%
Correlation Coefficient	100.00%	100.00%